Finance income/(expenses), net (Tables)	12 Months Ended
Dec. 31, 2024
Finance Income (Expense) [Abstract]
Disclosure of detailed information about finance income (cost)

	Year ended December 31,
in € thousand	2024	2023	2022
FINANCE INCOME
Interest income from other parties	2,362	1,210	260
TOTAL FINANCE INCOME	2,362	1,210	260
FINANCE EXPENSES
Interest expense on loans	(22,808)	(13,681)	(8,238)
Interest expense on refund liabilities	(360)	(8,419)	(9,597)
Interest expenses on lease liabilities	(813)	(1,183)	(955)
Other interest expense	(3)	(42)	(264)
TOTAL FINANCE EXPENSES	(23,984)	(23,325)	(19,054)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	(3,193)	5,574	(12,587)
FINANCE INCOME/(EXPENSES), NET	(24,816)	(16,541)	(31,381)